UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: November 14, 2013 to December 12, 2013

Commission File Number of issuing entity: 333-189017-01

Citigroup Commercial Mortgage Trust 2013-GC15

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-189017

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

Rialto Mortgage Finance, LLC

Goldman Sachs Mortgage Company

Starwood Mortgage Funding I LLC

RAIT Funding, LLC

Redwood Commercial Mortgage Corporation

The Bancorp Bank

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

46-7036489

46-7039598

46-7042172

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
PEZ	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 12, 2013, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GC15.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2013-GC15 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from November 14, 2013 to December 12, 2013.

The Depositor most recently filed a Form ABS-15G on February 14, 2013. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G on February 14, 2013. The CIK number of CGMRC is 0001541001.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Form ABS-15G on November 15, 2013. The CIK Number of Rialto is 0001592182.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G on November 14, 2013. The CIK number of GSMC is 0001541502.

Starwood Mortgage Capital LLC (as Archetype Mortgage Capital LLC), the direct parent of Starwood Mortgage Funding I LLC, one of the sponsors, most recently filed a Form ABS-15G on February 8, 2013. The CIK number of Starwood Mortgage Capital LLC is 0001548405.

RAIT Funding, LLC (“RAIT”), one of the sponsors, most recently filed a Form ABS-15G on November 4, 2013. The CIK number of RAIT is 0001587045.

Redwood Commercial Mortgage Corporation (“Redwood”), one of the sponsors, most recently filed a Form ABS-15G on February 11, 2013. The CIK number of Redwood is 0001567746.

The Bancorp Bank (“Bancorp”), one of the sponsors, most recently filed a Form ABS-15G on November 13, 2013. The CIK number of Bancorp is 0001505494.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

No mortgage loan in the Pool Assets for Citigroup Commercial Mortgage Trust 2013-GC15 constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GC15, relating to the December 12, 2013 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/ Paul Vanderslice

Paul Vanderslice, Vice President

Date: December 23, 2013

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2013-GC15, relating to the December 12, 2013 distribution.